PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - NEW AND AMENDED STANDARDS AND INTERPRETATIONS NOT YET ADOPTED BY THE GROUP (Details) - IFRS 16 ¥ in Billions	Jan. 01, 2019 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	¥ 207.5
Adjustment
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	¥ 198.6